Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in fair value of our Level 3 financial instruments
Beginning Balance	$ 26,007,000	$ 5,215,893	$ 5,215,893	$ 180,164
Change in fair value of derivative	(20,978,000)	(16,000)	14,156,361	(198,908)
Settlement of contingent consideration	(1,779,000)		3,131,130
Fair value of long term consideration recorded at date of acquisition	8,860,000		932,051	557,933
Settlement of derivative liabilities	(900,000)		(6,185,478)
Warrant derivatives fair value on date of issuance / Warrant derivatives fair value and fair value of conversion feature on date of issuance			6,814,000	193,944
Fair value of contingent consideration recorded at date of acquisition			1,942,585	4,482,760
Ending Balance	$ 11,210,000		$ 26,006,542	$ 5,215,893